Investment in Affiliates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Feb. 21, 2014 USD ($)	Feb. 21, 2014 CNY (¥)
Investment in Affiliates
Investment in Affiliates	$ 13,415		¥ 252,706		¥ 93,144
Share of loss of affiliates	$ 10,297	¥ 71,489	84,063	¥ 62,716
Impairment loss for investment in affiliate		¥ 0	58,510	¥ 0
Others
Investment in Affiliates
Investment in Affiliates			29,385		21,236
Ovation
Investment in Affiliates
Investment in Affiliates			137,401		¥ 71,908
Equity method ownership interest percentage						23.00%	23.00%
Consideration for equity method investment						$ 55,777	¥ 339,303
Feiyuan
Investment in Affiliates
Investment in Affiliates			¥ 85,920